Exploration Expense - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Geological and Geophysical Type Expenditures and Delay Rental Payments	Jun. 30, 2013 Posey County	Dec. 31, 2012 Appalachian Basin	Dec. 31, 2011 Butler County
Exploration Expense [Line Items]
Exploration Expense	$ 2,225	$ 1,213	$ 4,269	$ 2,305	$ 3,800	$ 500	$ 800	$ 300